Consolidated Statements of Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Internet Connectivity Services (Corporate Use) [Member] USD ($)	Mar. 31, 2014 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2013 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2012 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2014 Internet Connectivity Services (Home Use) [Member] USD ($)	Mar. 31, 2014 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2013 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2012 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2014 WAN Services [Member] USD ($)	Mar. 31, 2014 WAN Services [Member] JPY (¥)	Mar. 31, 2013 WAN Services [Member] JPY (¥)	Mar. 31, 2012 WAN Services [Member] JPY (¥)	Mar. 31, 2014 Outsourcing Services [Member] USD ($)	Mar. 31, 2014 Outsourcing Services [Member] JPY (¥)	Mar. 31, 2013 Outsourcing Services [Member] JPY (¥)	Mar. 31, 2012 Outsourcing Services [Member] JPY (¥)	Mar. 31, 2014 Systems Construction [Member] USD ($)	Mar. 31, 2014 Systems Construction [Member] JPY (¥)	Mar. 31, 2013 Systems Construction [Member] JPY (¥)	Mar. 31, 2012 Systems Construction [Member] JPY (¥)	Mar. 31, 2014 Systems Operation And Maintenance [Member] USD ($)	Mar. 31, 2014 Systems Operation And Maintenance [Member] JPY (¥)	Mar. 31, 2013 Systems Operation And Maintenance [Member] JPY (¥)	Mar. 31, 2012 Systems Operation And Maintenance [Member] JPY (¥)
Network services:
Network services	$ 653,386	¥ 67,285,729	¥ 65,232,398	¥ 63,409,406	$ 161,052	¥ 16,585,175	¥ 16,027,134	¥ 14,706,511	$ 58,502	¥ 6,024,560	¥ 5,466,198	¥ 5,717,417	$ 242,823	¥ 25,005,867	¥ 25,168,425	¥ 25,666,524	$ 191,009	¥ 19,670,127	¥ 18,570,641	¥ 17,318,954
Systems integration:
Systems integration	412,406	42,469,565	37,205,096	31,469,321																	181,333	18,673,638	15,824,938	11,997,680	231,073	23,795,927	21,380,158	19,471,641
Equipment sales	16,413	1,690,225	1,490,906	1,111,722
ATM operation business	27,450	2,826,832	2,320,086	1,324,156
Total revenues	1,109,655	114,272,351	106,248,486	97,314,605
COSTS AND EXPENSES (Notes 6, 9, 13 and 22):
Cost of network services	515,108	53,045,814	50,692,190	49,984,821
Cost of systems integration	354,538	36,510,328	30,424,802	24,978,607
Cost of equipment sales	14,824	1,526,618	1,318,344	980,279
Cost of ATM operation business	20,617	2,123,168	1,959,597	1,382,194
Total costs	905,087	93,205,928	84,394,933	77,325,901
Sales and marketing (Note 21)	83,003	8,547,693	8,058,481	7,946,852
General and administrative (Note 7)	61,896	6,374,057	5,632,430	5,299,608
Research and development	4,092	421,361	410,000	388,761
Total costs and expenses	1,054,078	108,549,039	98,495,844	90,961,122
OPERATING INCOME	55,577	5,723,312	7,752,642	6,353,483
OTHER INCOME (EXPENSES):
Dividend income	495	51,003	47,117	48,269
Interest income	260	26,719	25,708	34,602
Interest expense	(2,489)	(256,371)	(287,314)	(299,271)
Foreign exchange gain (loss), net	2,130	219,381	112,136	(4,549)
Net gain (loss) on sales of other investments (Note 4)	1,045	107,655	13,565	(3,154)
Net gain on other investments (Note 4)	3,043	313,393
Impairment of other investments (Note 4)			(19,788)	(159,592)
Other—net	872	89,799	112,798	6,432
Other income (expenses)—net	5,356	551,579	4,222	(377,263)
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES	60,933	6,274,891	7,756,864	5,976,220
INCOME TAX EXPENSE (Note 12)	17,433	1,795,305	2,607,582	2,525,486
EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES (Note 6)	1,981	204,046	168,065	123,776
NET INCOME	45,481	4,683,632	5,317,347	3,574,510
LESS: NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(2,344)	(241,395)	(16,693)	66,453
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	$ 43,137	¥ 4,442,237	¥ 5,300,654	¥ 3,640,963
BASIC NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in Yen per share and Dollars per share)	$ 0.97	¥ 100.26	¥ 130.76	¥ 89.82
DILUTED NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in Yen per share and Dollars per share)	$ 0.97	¥ 100.14	¥ 130.65	¥ 89.78